BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates
(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees, directors and consultants, valuation of derivatives and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

Cash and cash equivalents	(b) Cash and Cash Equivalents The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.

Prepaid Expenses
(c) Prepaid Expenses

Prepaid expenses consist of payments made in advance to vendors relating to service contracts for clinical trial development, insurance policies and license fees. These advanced payments are amortized to expense either as services are performed or over the relevant service period using the straight line method

Property and Equipment
(d) Property and Equipment

Property and equipment consist primarily of furnishings, fixtures, leasehold improvements, capital leases and computer equipment and are recorded at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment Equipment under capitalized lease	3 years Over life of lease

Fair Value of Financial Instruments
(e) Fair Value of Financial Instruments

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses, due to related parties, and derivative liability. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

Convertible Debentures and Warrant Liability
(f) Convertible Debentures and Warrant Liability

The Company accounts for the convertible debentures and warrants issued in connection with the 2013 Purchase Agreement, the 2012 Purchase Agreement and the 2010 Purchase Agreement (see Note 10) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

Concentration of Credit Risk
(g) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

Research and Development
Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated office, insurance, depreciation, and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the study and the invoices received from its external service providers. The Company adjusts its accruals when actual costs become known. Costs related to the acquisition of technology rights for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

(h) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated executive, human resources and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

Warrant Liability
Warrant Liability

The Company accounts for the warrants issued in connection with the 2013, 2012 and 2010 Purchase Agreements (see Note 7) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

Stock-based compensation
(i) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

Basic and Diluted Income/(Loss) per Common Share
(j) Basic and Diluted Income/(Loss) per Common Share

 Basic net income/(loss) per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted net income per share is calculated based on the weighted-average number of shares of common stock and other dilutive securities outstanding during the period. The potential dilutive shares of common stock resulting from the assumed exercise of stock options and warrants are determined under the treasury stock method.

The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share.

	Year Ended December 31,
	2014	2013

Numerator:
Net income/(loss)	$7,770,767	$(39,656,975)

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,381,554	7,516,223

Effect of dilutive securities:

Warrants to purchase common stock	4,428,441	-

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	24,809,995	7,516,223

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

As of December 31, 2014 and 2013, potentially dilutive securities include:

	Year Ended December 31,
	2014	2013

Warrants to purchase common stock	4,455,231	34,181,166
Options to purchase common stock	-	5,594,151
Total potentially dilutive securities	4,455,231	39,775,317

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted net income/(loss) per share if their effect is anti-dilutive. The aggregate number of common equivalent shares (related to options, warrants and convertible debentures) that have been excluded from the computations of diluted net income/(loss) per common share at December 31, 2014 and 2013 were 50,867,639 and 13,966,897, respectively, as their exercise prices are greater than the fair market price per common share as of December 31, 2014 and 2013, respectively.

Comprehensive Loss	(k) Comprehensive Loss The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.

Income Taxes
(l) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized. The Company has not performed an Internal Revenue Section 382 limitation study. Depending on the outcome of such study, the gross amount of net operating losses recognized in future tax periods could be limited.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2014 and 2013 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2014 and 2013, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements-Going Concern (Topic 205-40)”. Under the standard, management is required to evaluate for each annual and interim reporting period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or are available to be issued, where applicable.  ASU 2014-15 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. Accordingly, the standard is effective for the Company on January 1, 2017. The Company will be evaluating the impact, if any, that the standard will have on its financial condition, results of operations, and disclosures in the near future.

(m) Recently Issued Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The objective of the amendments in this Update is to eliminate requirements for entities which have either not commenced principal operations or have not generated significant revenue from principal operations to present inception-to-date information in the financial statements. In addition, the Update eliminated the exception for evaluating such entities as possible variable interest entities.

The Company elected to early adopt this guidance as permitted for its financial statements for the year ending December 31, 2014. As a result of adopting this guidance, the Company has retrospectively removed the inception-to-date financial results that have been historically included in the financial statements. Further, the Company has disclosed information about the risks and uncertainties related to the activities in which the Company is currently engaged and information about the intended operations of the Company.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements-Going Concern (Topic 205-40)” (“ASU 2014-15”). Under the standard, management is required to evaluate for each annual and interim reporting period whether it is a probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or are available to be issued, where applicable.  ASU 2014-15 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. Accordingly, the standard is effective for the Company on January 1, 2017. The Company will be evaluating the impact, if any, that the standard will have on its financial condition, results of operations, and disclosures in the near future.